S000034947 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		18.76%	14.93%	14.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.46%	13.66%	13.58%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.52%	10.94%	11.01%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.55%	9.96%	10.14%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.60%	13.80%	13.22%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.77%	14.94%	14.37%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.